LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2015	2014
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	117,500	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	63,681	76,487
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	85,434	119,277
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,049,861	1,061,695
	1,666,476	1,732,459
Less: current portion of long-term debt	(208,031)	(182,415)
	1,458,445	1,550,044

Schedule of maturities of debt
The outstanding debt as of December 31, 2015, is repayable as follows:

(in thousands of $) Year ending December 31,
2016	208,031
2017	185,246
2018	532,553
2019	255,744
2020	117,590
Thereafter	367,312
Total debt	1,666,476